INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020
Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)		23,000,000
Common Class A [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)		1
Exercise price of warrant (in dollars per share)		$ 11.50
IPO [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	23,000,000
Unit price (in dollars per share)	$ 10.00
Exercise price of warrant (in dollars per share)		$ 11.50
IPO [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Exercise price of warrant (in dollars per share)	$ 11.50
IPO [Member] | Common Class A [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	3,000,000	3,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00